Note 11 - Lease Commitments - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Capital lease obligations, 2017	$ 141
Operating lease obligations, 2017	466
Total obligations, 2017	607
Capital lease obligations, 2018	81
Operating lease obligations, 2018	395
Total obligations, 2018	476
Capital lease obligations, 2019	80
Operating lease obligations, 2019	305
Total obligations, 2019	385
Capital lease obligations, 2020	80
Operating lease obligations, 2020	140
Total obligations, 2020	220
Capital lease obligations, 2021	72
Operating lease obligations, 2021	93
Total obligations, 2021	165
Capital lease obligations, thereafter	465
Operating lease obligations, thereafter
Total obligations, thereafter	465
Capital lease obligations, total minimum lease payments	919
Operating lease obligations, total minimum lease payments	1,399
Total obligations, minimum lease payments	2,318
Less: amounts representing interest	355
Present value of minimum lease payments	564
Less: current portion of obligations under capital leases	112	$ 59
Long-term portion of obligations under capital leases	$ 452	$ 274